Schedule of investments
Nomura International Core Equity Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.65%Δ
Brazil — 7.25%
Banco do Brasil	4,614,661	$ 18,459,486
Embraer ADR	380,688	24,504,887
MercadoLibre †	17,755	35,763,186
XP Class A	1,246,521	20,405,549
		99,133,108
Canada — 4.06%
Alimentation Couche-Tard	404,061	22,067,256
Descartes Systems Group †	196,704	17,256,296
Dollarama	108,526	16,220,191
		55,543,743
China — 8.58%
China Merchants Bank Class H	5,685,000	38,674,472
Eastroc Beverage Group Class A	360,251	13,789,572
Lenovo Group	10,682,000	12,702,987
Midea Group Class A	2,587,694	28,933,344
Tencent Holdings	301,800	23,161,200
		117,261,575
Denmark — 1.27%
Ascendis Pharma ADR †	81,099	17,293,551
		17,293,551
Finland — 1.19%
Amer Sports †	437,297	16,333,043
		16,333,043
France — 1.42%
Airbus	83,722	19,442,257
		19,442,257
Germany — 9.04%
BioNTech ADR †	122,142	11,627,918
Deutsche Telekom	616,550	20,069,354
KION Group	411,312	32,500,727
SAP	130,780	31,775,424
Siemens Energy †	94,887	13,311,562
Siemens Healthineers 144A #	273,798	14,351,844
		123,636,829
Hong Kong — 3.46%
Henderson Land Development	5,658,000	20,489,233
Prudential	1,746,069	26,859,915
		47,349,148
India — 6.59%
Axis Bank	1,930,231	27,294,407
Bharti Airtel	1,537,075	36,077,428
HDFC Bank	2,421,269	26,747,505
		90,119,340
	Number of shares	Value (US $)
Common StocksΔ (continued)
Ireland — 3.75%
Experian	541,549	$ 24,416,593
ICON †	147,303	26,841,553
		51,258,146
Japan — 10.09%
Daikin Industries	107,700	13,773,949
Marubeni	677,200	18,860,019
Mitsubishi UFJ Financial Group	2,167,300	34,397,379
NEC	440,800	14,914,692
Olympus	1,727,500	21,903,413
SMC	98,600	34,115,687
		137,965,139
Luxembourg — 1.51%
Eurofins Scientific	282,901	20,688,107
		20,688,107
Netherlands — 7.07%
Adyen 144A #, †	12,006	19,360,573
Argenx ADR †	27,833	23,406,161
IMCD	131,053	11,894,686
ING Groep	1,492,755	41,958,707
		96,620,127
Singapore — 4.19%
Grab Holdings Class A †	6,133,306	30,605,197
Sea ADR †	209,263	26,695,681
		57,300,878
South Korea — 5.49%
KB Financial Group	74,184	6,386,107
Samsung Electronics	379,727	31,826,780
SK Hynix	81,224	36,784,577
		74,997,464
Spain — 2.46%
Banco Bilbao Vizcaya Argentaria	1,433,419	33,624,025
		33,624,025
Switzerland — 1.16%
Cie Financiere Richemont Class A	73,327	15,813,044
		15,813,044
Taiwan — 6.10%
Taiwan Semiconductor Manufacturing	1,698,000	83,469,070
		83,469,070
United Kingdom — 9.73%
BAE Systems	1,244,373	28,639,314
Barclays	5,127,590	32,822,364
NQ- IV961 [1225] 0226 (5191660)    1

Schedule of investments
Nomura International Core Equity Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Compass Group	958,469	$ 30,369,140
Flutter Entertainment †	111,338	23,942,123
Melrose Industries	2,183,114	17,218,099
		132,991,040
United States — 3.24%
Booking Holdings	2,596	13,902,437
SLB	791,108	30,362,725
		44,265,162
Total Common Stocks (cost $1,020,071,126)		1,335,104,796

Short-Term Investments — 1.18%
Money Market Mutual Funds — 1.18%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	4,035,056	4,035,056
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	4,035,056	4,035,056
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	4,035,056	4,035,056
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	4,035,056	4,035,056
Total Short-Term Investments (cost $16,140,224)		16,140,224

Total Value of Securities—98.83% (cost $1,036,211,350)		1,351,245,020
Receivables and Other Assets Net of Liabilities — 1.17%		16,063,112
Net Assets Applicable to 60,250,980 Shares Outstanding — 100.00%		$1,367,308,132

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $33,712,417, which represents 2.47% of the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV961 [1225] 0226 (5191660)